Share capital and share premium - Summary of Share Capital Authorized And Issued (Parenthetical) (Detail)					1 Months Ended	12 Months Ended
	Jun. 19, 2020 shares	Nov. 30, 2019 CNY (¥) shares	Nov. 30, 2019 USD ($) shares	Jul. 02, 2019 $ / shares shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 01, 2020 USD ($) shares	Jan. 01, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Apr. 09, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Shares outstanding						456,707,000	123,584,000			119,812,000		107,768,000
Conversion of preferred shares into ordinary shares	220,332,100
Issued capital
Disclosure of classes of share capital [line items]
Purchase of ordinary shares		¥ 1,000	$ 165
Capital and other reserves
Disclosure of classes of share capital [line items]
Purchase of ordinary shares		57,438,000	$ 8,160,000
Capital reserve
Disclosure of classes of share capital [line items]
Purchase of ordinary shares | ¥		35,174,000
Other reserves
Disclosure of classes of share capital [line items]
Purchase of ordinary shares | ¥		¥ 22,264,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares of common stock authorized value | $						$ 50,000	$ 46,000	$ 46,000	$ 50,000	$ 50,000	$ 50,000
Number of shares authorized						2,500,000,000	2,286,497,400	2,286,497,400	500,000,000	500,000,000	500,000,000
Par or stated value per share | $ / shares											$ 0.0001
Number of shares issued				5		441,810,100	141,478,000	141,478,000	3	3	3
Repurchase of share one							(2)
Re-designation upon issuance of then preferred shares at share conversion							(171,083,000)
Shares outstanding				149,750,000
Stock shares issued during the period shares				149,749,995		80,000,000	149,749,995
Stock repurchased during the period shares		8,272,000	8,272,000				(8,272,000)
Ordinary shares | IPO
Disclosure of classes of share capital [line items]
Stock shares issued during the period shares	80,000,000
Ordinary shares | Revision in authorized capital
Disclosure of classes of share capital [line items]
Number of shares authorized				2,500,000,000
Par or stated value per share | $ / shares				$ 0.00002
Number of shares issued				5
Repurchase of share one				2
Preference shares
Disclosure of classes of share capital [line items]
Shares of common stock authorized value | $							$ 4,000	$ 4,000
Number of shares authorized							213,502,600	213,502,600
Par or stated value per share | $ / shares				$ 0.00002
Re-designation upon issuance of then preferred shares at share conversion				171,083,000			171,083,000
Stock shares issued during the period shares							15,205,000
Stock repurchased during the period shares		6,933,000	6,933,000				(6,933,000)
Preference shares | Before reorganisation
Disclosure of classes of share capital [line items]
Shares outstanding				34,216,600
Series C two preferred shares
Disclosure of classes of share capital [line items]
Stock shares issued during the period shares		15,205,000	15,205,000		6,829,500
Proceeds from issuance of preferred shares | $			$ 15,000,000		$ 10,000,000
Series D preferred shares
Disclosure of classes of share capital [line items]
Stock shares issued during the period shares		34,147,600	34,147,600
Proceeds from issuance of preferred shares | $			$ 50,000,000
ADS | IPO
Disclosure of classes of share capital [line items]
Stock shares issued during the period shares	16,000,000